Related Party Transactions (Details) - Schedule of Related Parties	6 Months Ended
Jun. 30, 2024
Mr. Hengfang Li [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Q Green Techcon Private Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	Owned by the minority shareholder of REIT India
Shexian Ruibo [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	The Company owns 41.67% equity interest in Shexian Ruibo
Hunyuan Baiyang Food Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	An entity controlled by Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	An entity controlled by Shexian Ruibo
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	Hainan Yile IoT owns 45% ownership interest in this company
Shexian Ruida [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Name of related party	An entity controlled by Shexian Ruibo